Cost of Revenue (Excluding Impairment Loss) - Schedule of Cost of Revenue (Excluding Impairment Loss) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Cost of Revenue (Excluding Impairment Loss) [Abstract]
Lease expenses		¥ 35,065			¥ 69,053		¥ 167,264
Employee compensation and benefits		20,958			37,529		67,245
Depreciation and amortization		9,621			16,327		49,001
Advertising costs		80,966			205,887		267,901
Construction and design costs		1,005			1,003		1,360
Other operating costs	[1]	26,878			54,950		103,876
Total		¥ 174,493	[2]	$ 23,906	¥ 384,749	[2]	¥ 656,647	[2]

[1]	Including utilities, maintenance, daily cleaning and others.
[2]	A summary of depreciation and amortization expenses for the years presented is as follows: